Cover	Nov. 18, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	333-147980
Entity Registrant Name	ORIGINCLEAR, INC.
Entity Central Index Key	0001419793
Entity Tax Identification Number	26-0287664
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	13575 58th Street North
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33760
City Area Code	(323)
Local Phone Number	939-6645
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false